FSS1 SA-1

                        SUPPLEMENT DATED NOVEMBER 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 1, 2007
                                       OF
                            FRANKLIN STRATEGIC SERIES
    (Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth
  Fund), Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund II, and
                       Franklin Small-Mid Cap Growth Fund)

The statement of additional information is amended as follows:

I. Effective November 1, 2007, the Franklin Aggressive Growth Fund's name changed to Franklin Growth Opportunities Fund.

II. Under the section, "Management and Other Services - Portfolio managers - OWNERSHIP OF FUND SHARES" on page 28, the table is revised to add the following as of April 30, 2007:

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Portfolio Manager          Dollar Range of Fund Shares Beneficially
                           Owned
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Grant Bowers               Growth Opportunities Fund
                                $100,001-$500,000
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                Please keep this supplement for future reference.